SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in share capital and capital in excess of par value
Balance at the beginning of the period (in shares)	(69)
Stock dividend rate (as a percent)	3.00%	3.00%	3.00%
Balance at the end of the period (in shares)	(71)	(69)
Total Number of Shares Purchased (in shares)	708	865	938
Average Price Paid Per Share (in dollars per share)	$ 25.64	$ 26.41	$ 22.05
Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	$ 25,040	$ 24,862	$ 24,762
Balance at the beginning of the period (in shares)	36,057	35,802	35,658
Issuance of 3% stock dividend	748	743	739
Issuance of 3% stock dividend (in shares)	1,077	1,070	1,064
Conversion of Class B common shares to common shares	37	35	12
Conversion of Class B common shares to common shares (in shares)	53	50	18
Purchase and retirement of common shares	(492)	(600)	(651)
Purchase and retirement of common shares (in shares)	(708)	(865)	(938)
Balance at the end of the period	25,333	25,040	24,862
Balance at the end of the period (in shares)	36,479	36,057	35,802
Class B Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	14,212	13,833	13,442
Balance at the beginning of the period (in shares)	20,466	19,919	19,357
Issuance of 3% stock dividend	426	414	403
Issuance of 3% stock dividend (in shares)	612	597	580
Conversion of Class B common shares to common shares	(37)	(35)	(12)
Conversion of Class B common shares to common shares (in shares)	(53)	(50)	(18)
Balance at the end of the period	14,601	14,212	13,833
Balance at the end of the period (in shares)	21,025	20,466	19,919
Treasury Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	(1,992)	(1,992)	(1,992)
Balance at the beginning of the period (in shares)	(69)	(67)	(65)
Issuance of 3% stock dividend (in shares)	(2)	(2)	(2)
Balance at the end of the period	(1,992)	(1,992)	(1,992)
Balance at the end of the period (in shares)	(71)	(69)	(67)
Additional paid in capital
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	505,495	482,250	470,927
Issuance of 3% stock dividend	45,880	45,526	31,396
Purchase and retirement of common shares	(17,698)	(22,281)	(20,073)
Balance at the end of the period	$ 533,677	$ 505,495	$ 482,250